Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Analysis of Finance Costs

An analysis of finance costs is as follows:

	Year ended December 31,
	2022	2023	2024
	$’000	$’000	$’000
Interest expenses on bank and other borrowings	295	708	1,894
Interest expenses on lease liabilities	138	83	50
Total	433	791	1,944